Property, plant and equipment - Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Property, plant and equipment
Right-of-use assets
Beginning balance	$ 1,692
Additions and contract modifications	125
Depreciation	(173)
Translation adjustment	(81)
Ending balance	1,563
Ports
Right-of-use assets
Beginning balance	734
Additions and contract modifications	50
Depreciation	(40)
Translation adjustment	(26)
Ending balance	718
Vessels
Right-of-use assets
Beginning balance	582
Depreciation	(47)
Translation adjustment	(1)
Ending balance	534
Pellets plants
Right-of-use assets
Beginning balance	161
Additions and contract modifications	39
Depreciation	(41)
Translation adjustment	(28)
Ending balance	131
Properties
Right-of-use assets
Beginning balance	133
Additions and contract modifications	32
Depreciation	(29)
Translation adjustment	(24)
Ending balance	112
Energy plants
Right-of-use assets
Beginning balance	64
Depreciation	(7)
Translation adjustment	(1)
Ending balance	56
Mining equipment and locomotives
Right-of-use assets
Beginning balance	18
Additions and contract modifications	4
Depreciation	(9)
Translation adjustment	(1)
Ending balance	$ 12